Exhibit 99.5

Rebuttal Findings 06.12.2025

Seller:

Deal ID:

Total Loan Count: 952

Loans by Grade in Population
Loan Grade	Count	Percentage
1	781	82.04%
2	90	9.45%
3	81	8.51%

Trade Summary
Loan Status	Count	Percentage
Review Complete	868	91.18%
In Rebuttal	84	8.82%

Rebuttal Findings 06.12.2025

Seller:

Deal ID:

Total Loan Count: 952

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	188	187	187	81	107	0	0	81	0	87	20
2	5	2	2	3	2	0	0	0	0	3	2
1	2664	1	1	2662	0	0	1	0	0	0	2664

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	14	14	0	0	1	0	0
Security Instrument - Name Discrepancy	4	4	0	0	0	0	0
Note - Missing Signature	3	3	0	0	0	0	0
Security Instrument - Incomplete	3	3	0	0	1	0	0
ROR - Not Executed	2	2	0	0	0	0	0
Security Instrument - Trust Missing	1	1	0	0	0	0	0
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Credit	12	7	0	5	0	0	3
DTI - Exceeds Guidelines - originator (not pcqc eligible)	7	7	0	0	0	0	0
Income Variance	5	0	0	5	0	0	3
Valuation	167	167	0	0	80	0	87
Appraisal - Value is not supported within a 10% variance	167	167	0	0	80	0	87